Putnam
OTC &
Emerging
Growth Fund*

SEMIANNUAL REPORT

January 31, 1997

* Formerly Putnam OTC Emerging Growth Fund

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The best earnings news will likely come from small-capitalization stocks, which have lagged the big stocks. . . .
  The opportunities will be in stocks that have demonstrated an ability to grow consistently at a faster-than-average price."

                                             --  Business Week, January 6, 1997

* "We continue to emphasize extensive research as we target dynamic, innovative emerging-growth companies for investment."

                                            --  Michael J. Mufson, Fund Manager

CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

20 Financial statements

31 Results of February 6, 1997 shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Sticking with an effective investment strategy through both fair weather and foul is one of the trademarks of the Putnam funds. Nowhere is this principle better exemplified than in Putnam OTC & Emerging Growth Fund's pursuit of its objective during the semiannual period ended January 31, 1997.

Over the past few months, the stocks of the emerging growth companies in which your fund typically invests have encountered a fair amount of turbulence. Instead of shifting assets into other, more resilient investments, fund managers Michael Mufson and Steven Kirson are maintaining their focus on these stocks -- which have always been the core of the fund's portfolio. They are positioning the portfolio to take full advantage of a recovery in this sector, which they believe could materialize within the next year.

The depth of your fund's commitment to its core strategy is further underscored by its recent name change and slight expansion of its investment universe. With the addition of an ampersand to its name, the fund may now invest in emerging growth companies listed on any U.S. stock exchange -- instead of mainly from the over-the-counter market as was formerly required. Mike and Steven provide more details on the fund's performance in the following report.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam

Chairman of the Trustees

March 19, 1997



Report from the Fund Managers
Michael J. Mufson
Steven L. Kirson

Faced with a market that was relatively indifferent to the stocks of smaller high-growth companies in which it invests, Putnam OTC & Emerging Growth Fund experienced a subdued semiannual period. For the six months ended January 31, 1997, your fund's class A shares gained 9.21% at net asset value and 2.95% at public offering price. Over the same period, the Russell 2000 Index -- which is not perfectly correlated with your fund -- rose 17.97%. For results of other share classes and over longer periods during which fund performance has been exemplary, please turn to page 9 of this report.

We regard these results as a temporary setback, particularly when considered along with the strong long-term returns generated by your fund. We believe your fund continues to offer investors an opportunity to benefit from the successes of some of today's most dynamic and innovative companies. As with any aggressive fund, however, the pursuit of strong long-term results carries with it the potential for the kind of volatility we witnessed throughout 1996.

* FUND NAME CHANGE MORE ACCURATELY REFLECTS EXISTING STRATEGY

During the period, your fund's name was changed from Putnam OTC Emerging Growth Fund to Putnam OTC & Emerging Growth Fund. Although subtle, this change does have important investment ramifications, but it does not imply any deviation to the investment philosophy of the fund. Under the former name, SEC rules required the fund to keep at least 65% of its net assets invested in emerging growth companies whose stocks trade on the NASDAQ system. In past years, most emerging growth companies were found on NASDAQ (the OTC market), but more recently many such rapidly expanding companies have moved to other exchanges -- particularly the New York Stock Exchange. Pursuant to the change in the fund's name and other changes to the fund's prospectus, the fund may invest in emerging growth companies traded on any exchange, as long as 65% of its net assets remain invested in either NASDAQ-traded stocks, emerging stock companies, or a combination of the two.

* STOCKS OF FAST-GROWING EMERGING COMPANIES TEMPORARILY OUT OF FAVOR

We define emerging growth companies two ways. First, as market share leaders in exciting, new industries. Second, as companies that are gaining market share in established industries. Such companies may have developed a new technology, sell a unique product, or provide a differentiated product. These companies often exhibit high levels of insider stock ownership. We typically concentrate on companies valued between $200 million and $5 billion in market capitalization, where we tend to find many attractive emerging growth companies.

Unfortunately this is the market segment that fell from favor over the past year as investors bid up prices for larger, more established companies. But because Putnam Management emphasizes consistent investment styles for its funds, we do not alter our approach to suit temporary shifts in the market. Although it can lead to short-term periods of difficulty, we believe consistency to be the most rewarding investment approach over time. In any case, we are optimistic that investors are already beginning to recognize -- once again -- the vast potential and fundamental strength of many of the smaller, rapidly growing companies in the fund's portfolio.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software             16.9%

Business services              8.7%

Computer services              6.2%

Financial services             5.1%

Telecommunications equipment   5.1%

Footnote reads:
*Based on net assets as of 1/31/97. Holdings will vary over time.

* BUSINESS SERVICES AND TECHNOLOGY COMPANIES PROMINENT IN PORTFOLIO

While your fund is not a sector fund, companies meeting the criteria we seek tend to cluster within certain high-growth industry groups. Business services, whose strength over the past few years reflects U.S. corporations' ongoing investment in information technology, is one such group. Corporate America is moving from mainframes to client/server computing. However, many corporate information systems departments do not have the employees or expertise to execute this transition, and need the assistance of consulting companies. Accordingly, we see many opportunities ahead for client/server consulting companies, such as fund holding Technology Solutions.

In the business educational niche, we are optimistic about prospects for fund holding Learning Tree, which offers classroom-based information systems training for workers. With the American education system only gradually addressing the overwhelming demand for employees with computing skills, companies such as Learning Tree are quickly filling the knowledge gap.

Emerging growth companies that meet our investment criteria tend to predominate in the technology sector. Accordingly, small-capitalization technology companies account for a substantial percentage of your fund's assets, a position that has been fairly consistent over the past several years. We have invested in a number of companies that provide software and systems for customer service applications. Fund holdings such as Clarify, Scopus, and Vantive are helping firms to serve existing clients and customers more efficiently. We are also optimistic about prospects for Electronics For Imaging, whose software enables color printers to make high-speed color copies. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

TOP 10 HOLDINGS (1/31/97)*

Baan Co. (the Netherlands)
Computer software

RAC Financial Group, Inc.
Financial services

HFS, Inc.
Lodging

Tellabs, Inc.
Telecommunications equipment

Ascend Communications, Inc.
Networking equipment

Electronics For Imaging, Inc.
Computer software

McAfee Associates, Inc.
Computer software

Pairgain Technologies, Inc.
Telecommunications equipment

CBT Group PLC ADR (Ireland)
Educational services

Bed, Bath & Beyond Inc.
Retail

Footnote reads:
*These holdings represent 17.3% of the fund's assets as of 1/31/97. Portfolio holdings will vary over time.

* CONSUMER AND HEALTH-CARE TECHNOLOGY SECTORS STILL WELL REPRESENTED

While accounting for a somewhat smaller segment of the portfolio than in past years, the consumer area continues to yield a number of fast-growing companies that are taking advantage of U.S. demographic trends. Fund holding Signature Resorts owns and develops time-share properties, which may be in increasing demand as many Americans reach retirement age and devote time to travel and leisure. Another fund holding that could benefit from an aging population is Family Golf Centers. The company has consolidated a number of driving ranges, upgrading facilities with comforts and services typically demanded by older customers.

Health-care stocks, too, currently make up a smaller portion of your fund's portfolio than they have in the past. We believe current fundamentals of many health-care companies to be suspect considering the cost pressures reducing profitability across the industry. Nevertheless, we believe areas of real growth potential still exist in health care, particularly for companies working to address system-wide cost pressures. Medic Computer, for example, supplies software that helps physicians' groups reduce expenses and boost profitability. Another fund position is Omnicare, which operates lower-cost institutional pharmacies within nursing homes, a market that is attractive as long-term care increases in importance and cost concerns mount.

* OUTLOOK: CAUSE FOR OPTIMISM

We are upbeat about the prospects for your fund in the coming months. Many of the companies represented in the fund's portfolio remain fundamentally sound, notwithstanding the market's momentary judgment. We believe the growth rates of these companies, together with the current valuations of their stocks relative to the current valuations of large-company stocks, make them highly attractive right now. Furthermore, this period in the economic cycle is typically beneficial for growth companies. With inflation low and overall economic growth moderate, the ability of such companies to expand rapidly is heightened. In short, we look forward with optimism to the rest of fiscal 1997.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/97, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking above-average growth potential through investments in common stocks of small to medium-sized emerging growth companies.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 1/31/97

                                 Class A          Class B       Class M
Inception date                  (11/1/82)        (7/15/93)      (12/2/94)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     9.21%   2.95%   8.84%   3.84%   8.96%   5.16%
------------------------------------------------------------------------------
1 year                      10.41    4.08    9.68    4.68    9.93    6.06
------------------------------------------------------------------------------
5 years                    148.56  134.24      --      --      --      --
Annual average              19.97   18.56      --      --      --      --
------------------------------------------------------------------------------
10 years                   348.82  323.03      --      --      --      --
Annual average              16.20   15.52      --      --      --      --
------------------------------------------------------------------------------
Life of class                  --      --   96.20   93.20   75.02   68.94
Annual average                 --      --   20.91   20.38   29.43   27.33
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/97

                                            Russell      Consumer
                                          Index Price      Index
------------------------------------------------------------------------------
6 months                                    17.97%         1.34%
------------------------------------------------------------------------------
1 year                                       18.95         3.04
------------------------------------------------------------------------------
5 years                                      95.12        15.21
Annual average                               14.30         2.87
------------------------------------------------------------------------------
10 years                                    194.72        43.08
Annual average                               11.41         3.65
------------------------------------------------------------------------------
Life of class B                              67.17        10.18
Annual average                               15.39         2.77
------------------------------------------------------------------------------
Life of class M                              56.73         6.28
Annual average                               22.99         2.85
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions, or for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/97

                              Class A       Class B     Class M
------------------------------------------------------------------------------
Distributions (number)            1            1           1
------------------------------------------------------------------------------
Income                           --           --          --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      $1.078      $1.078      $1.078
------------------------------------------------------------------------------
Short-term                       --           --          --
------------------------------------------------------------------------------
  Total                        $1.078      $1.078      $1.078
------------------------------------------------------------------------------
Share                        NAV    POP      NAV     NAV     POP
------------------------------------------------------------------------------
7/31/96                   $14.80  $15.70   $14.41  $14.66  $15.19
------------------------------------------------------------------------------
1/31/97                    15.04   15.96    14.56   14.85   15.39
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/96)
(most recent calendar quarter)

                           Class A             Class B            Class M
                        NAV       POP       NAV      CDSC      NAV       POP
------------------------------------------------------------------------------
6 month              -10.01%   -15.21%   -10.33%   -14.49%   -10.22%   -13.37%
------------------------------------------------------------------------------
1 year                 4.61     -1.43      3.90     -0.92      4.10      0.47
------------------------------------------------------------------------------
5 years              148.19    133.99        --        --        --        --
Annual average        19.94     18.53        --        --        --        --
------------------------------------------------------------------------------
10 years             394.84    366.29        --        --        --        --
Annual average        17.34     16.64        --        --        --        --
------------------------------------------------------------------------------
Life of class            --        --     90.81     87.81     70.19     64.27
Annual average           --        --     20.47     19.92     29.13     26.95
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher
12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS*

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



WELCOME TO

                           www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts -- with just a few clicks of the mouse!

VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* daily fund pricing and long-term fund performance

* how to tell if your retirement savings plan is on track

* how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services (America
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also access it via Netscape and an independent Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!




Portfolio of investments owned
January 31, 1997 (Unaudited)

COMMON STOCKS (95.0%) *
NUMBER OF SHARES                                                                                    VALUE

Advertising (1.6%)
---------------------------------------------------------------------------------------------------------
        52,500   CKS Group, Inc. +                                                         $    1,627,500
       545,400   Lamar Advertising Co. +                                                       13,362,300
       708,225   Outdoor Systems, Inc. +                                                       21,335,278
       509,200   Universal Putdoor Holdings, Inc. +                                            14,257,600
                                                                                           --------------
                                                                                               50,582,678

Agriculture (0.1%)
---------------------------------------------------------------------------------------------------------
        52,500   Dekalb Genetics Corp. Class B                                                  3,340,312

Apparel (1.5%)
---------------------------------------------------------------------------------------------------------
     1,185,800   Finish Line, Inc. +                                                           26,087,600
       977,200   Nautica Enterprises, Inc. +                                                   22,964,200
                                                                                           --------------
                                                                                               49,051,800

Broadcasting (2.4%)
---------------------------------------------------------------------------------------------------------
       606,600   Clear Channel Communications, Inc. +                                          25,856,325
         6,200   Cox Radio, Inc. Class A +                                                        113,925
       164,700   Emmis Broadcasting Corp. Class A +                                             5,970,375
       523,327   Evergreen Media Corp. Class A +                                               16,223,137
       248,000   SFX Broadcasting, Inc. Class A +                                               8,308,000
       518,348   Univision Communications Inc. Class A +                                       18,660,528
                                                                                           --------------
                                                                                               75,132,290

Building Products (0.2%)
---------------------------------------------------------------------------------------------------------
       287,500   Barnett, Inc. +                                                                7,115,625

Business Services (8.7%)
---------------------------------------------------------------------------------------------------------
        90,000   Abacus Direct Corp. +                                                          2,272,500
       966,600   Affiliated Computer Services, Inc. Class A +                                  25,373,250
       135,000   APAC Teleservices, Inc. +                                                      5,298,750
       368,300   BT Office Products International, Inc. +                                       3,775,075
       865,800   Concord EFS, Inc. +                                                           17,316,000
       325,100   Corestaff, Inc. +                                                              7,477,300
       459,961   Corporate Express, Inc. +                                                     15,523,684
       484,600   First USA Paymentech, Inc. +                                                  16,173,525
       228,500   Global DirectMail Corp. +                                                      7,911,813
       459,900   Interim Services Inc. +                                                       16,671,375
       576,000   Metzler Group, Inc. +                                                         17,712,000
       202,700   NOVA Corp. +                                                                   4,256,700
        96,500   Paychex, Inc.                                                                  4,680,250
     1,046,800   PMT Services, Inc. +                                                          16,748,800
       446,500   Precision Response Corp. +                                                    15,627,500
       361,200   Registry, Inc. (The) +                                                        15,667,050
       758,600   Robert Half International, Inc. +                                             32,619,800
       300,700   Romac International, Inc. +                                                    7,724,231
       597,700   Snyder Communications Inc. +                                                  18,005,713
        50,000   Sykes Enterprises, Inc. +                                                      1,975,000
       505,100   Teletech Holdings, Inc. +                                                     14,395,350
       300,000   Viking Office Products, Inc. +                                                 8,325,000
        52,000   Vincam Group, Inc. +                                                           2,145,000
                                                                                           --------------
                                                                                              277,675,666

Computer Equipment (1.5%)
---------------------------------------------------------------------------------------------------------
       395,000   Gateway 2000, Inc. +                                                          24,144,375
       660,000   Splash Technology Holdings, Inc. +                                            25,080,000
                                                                                           --------------
                                                                                               49,224,375

Computer Services (6.2%)
---------------------------------------------------------------------------------------------------------
       476,100   Cambridge Technology Partners, Inc. +                                         13,687,875
       713,100   Claremont Technology Group, Inc. +                                            18,184,050
       836,450   Computer Management Sciences +                                                18,611,012
       700,000   Cotelligent Group, Inc. +                                                     13,693,750
       313,700   Forrester Research, Inc. +                                                     8,234,625
       667,600   Keane, Inc. +                                                                 20,779,050
       410,000   National TechTeam, Inc. +                                                     10,660,000
       399,100   Renaissance Solutions, Inc. +                                                 16,063,775
       458,500   Superior Consultant Holdings Corp. +                                          11,233,250
       992,500   Technology Solutions Co. +                                                    38,087,188
     1,586,600   Vanstar Corp. +                                                               23,402,350
       304,700   Whittman-Hart, Inc. +                                                          6,170,175
                                                                                           --------------
                                                                                              198,807,100

Computer Software (16.9%)
---------------------------------------------------------------------------------------------------------
       358,579   Arbor Software Corp. +                                                        10,667,725
       578,200   Aspect Development, Inc. +                                                    17,056,900
     1,842,900   Baan Co., N.V. (Netherlands) +                                                83,621,588
       420,700   Citrix Systems, Inc. +                                                        19,457,375
       927,302   Clarify, Inc. +                                                               33,382,872
       360,000   Compuware Corp. +                                                             24,570,000
       282,000   Documentum, Inc. +                                                             9,235,500
       272,500   Electronic Arts, Inc. +                                                        8,685,937
       566,600   Electronics for Imaging, Inc. +                                               52,552,150
       273,700   Forte Software, Inc. +                                                        10,024,262
       104,400   I2 Technologies, Inc. +                                                        3,784,500
       530,000   JDA Software Group, Inc. +                                                    15,900,000
       690,000   Legato Systems, Inc. +                                                        16,905,000
       869,375   McAfee Associates, Inc. +                                                     50,641,094
       175,000   Micro Focus Group PLC ADR (United Kingdom) +                                   2,975,000
       285,500   Onewave, Inc. +                                                                  749,437
       324,300   PeopleSoft, Inc. +                                                            17,674,350
       573,700   Project Software & Development, Inc. +                                        25,673,075
       296,300   Raptor Systems, Inc. +                                                         5,963,038
       880,000   Rational Software Corp. +                                                     22,330,000
       128,350   Red Brick Systems, Inc. +                                                      3,016,225
       299,200   Remedy Corp. +                                                                14,660,800
       398,900   Scopus Technology, Inc. +                                                     20,044,725
       597,800   Security Dynamics Technologies, Inc. +                                        20,773,550
       150,000   Siebel Systems, Inc. +                                                         2,625,000
       250,700   Template Software, Inc. +                                                      3,635,150
       439,000   Vantive Corp. +                                                               13,499,250
       520,643   Viasoft, Inc. +                                                               26,943,275
                                                                                           --------------
                                                                                              537,047,778

Consumer Services (0.8%)
---------------------------------------------------------------------------------------------------------
       729,800   America Online, Inc. +                                                        26,911,375

Education Services (4.4%)
---------------------------------------------------------------------------------------------------------
       520,000   Apollo Group, Inc. Class A +                                                  17,290,000
       695,400   CBT Group PLC ADR (Ireland) +                                                 44,331,750
       310,000   Computer Learning Centers, Inc. +                                              8,990,000
       799,750   Learning Tree International, Inc. +                                           31,190,250
       817,200   Strayer Education, Inc. +                                                     21,451,500
       622,000   Sylvan Learning Systems, Inc. +                                               18,349,000
                                                                                           --------------
                                                                                              141,602,500

Electric Utilities (0.9%)
---------------------------------------------------------------------------------------------------------
       729,000   Calenergy, Inc. +                                                             27,975,375

Electronics and Electrical Equipment (2.4%)
---------------------------------------------------------------------------------------------------------
       669,200   Benchmarq Microelectronics, Inc. +                                            11,041,800
       147,200   Elexsys International, Inc. +                                                  3,624,800
       200,000   Flextronics International Ltd. +                                               5,100,000
       200,000   Harmonic Lightwaves, Inc. +                                                    4,500,000
       467,064   Jabil Circuit, Inc. +                                                         22,068,774
       292,000   Sanmina Corp. +                                                               17,374,000
       475,000   Veeco Instruments, Inc. +                                                     11,993,750
                                                                                           --------------
                                                                                               75,703,124

Environmental Control (1.3%)
---------------------------------------------------------------------------------------------------------
       425,000   American Disposal Services, Inc. +                                             7,331,250
       160,000   Memtec Ltd. ADR (Australia)                                                    4,640,000
       800,000   Phillip Environmental, Inc.                                                    1,379,520
       758,262   U.S. Filter Corp. +                                                           29,098,304
                                                                                           --------------
                                                                                               42,449,074

Financial Services (5.1%)
---------------------------------------------------------------------------------------------------------
       605,700   Aames Financial Corp.                                                         26,045,100
       305,000   Finova Group, Inc.                                                            21,960,000
       742,500   Mego Mortgage Corp. +                                                         10,766,250
       540,300   Metris Companies, Inc. +                                                      18,978,038
     1,835,800   RAC Financial Group, Inc. +                                                   60,581,400
     1,160,400   Southern Pacific Funding Corp. +                                              25,093,650
                                                                                           --------------
                                                                                              163,424,438

Funeral/Cemetery Services (1.5%)
---------------------------------------------------------------------------------------------------------
       288,900   Carriage Services, Inc. +                                                      6,861,375
       835,000   Equity Corporation Int'l. +                                                   16,491,250
       225,000   Loewen Group, Inc.                                                             8,043,750
       435,400   Stewart Enterprises, Inc. Class A                                             15,402,275
                                                                                           --------------
                                                                                               46,798,650

Health Care Information Systems (2.1%)
---------------------------------------------------------------------------------------------------------
       355,000   ABR Information Services, Inc. +                                              15,575,625
       496,100   HBO & Co.                                                                     31,068,262
       400,000   Medic Computer Systems, Inc. +                                                15,500,000
                                                                                           --------------
                                                                                               62,143,887

Health Care Services (0.4%)
---------------------------------------------------------------------------------------------------------
       259,750   CRA Managed Care, Inc. +                                                      12,662,812

Health Care and HMOs (2.3%)
---------------------------------------------------------------------------------------------------------
       295,900   Access Health, Inc. +                                                          8,507,125
       657,700   Health Management Assoc., Inc. +                                              18,168,963
       521,000   Renal Treatment Centers, Inc. +                                               14,653,125
       312,500   Total Renal Care Holdings, Inc. +                                             11,445,313
       685,600   Vivra, Inc. +                                                                 20,910,800
                                                                                           --------------
                                                                                               73,685,326

Hospital Management (0.6%)
---------------------------------------------------------------------------------------------------------
       599,800   National Surgery Centers, Inc. +                                              20,468,175

Lodging (3.7%)
---------------------------------------------------------------------------------------------------------
       213,400   Doubletree Corp. +                                                             8,802,750
     1,038,554   Extended Stay America, Inc. +                                                 18,823,791
       815,800   HFS, Inc. +                                                                   57,106,000
       754,600   Signature Resorts, Inc. +                                                     27,637,225
       310,000   Vacation Break USA, Inc. +                                                     6,200,000
                                                                                           --------------
                                                                                              118,569,766

Medical Management Services (2.5%)
---------------------------------------------------------------------------------------------------------
       576,000   NCS HealthCare, Inc. Class A +                                                19,512,000
       296,500   OccuSystems, Inc. +                                                            6,856,563
       450,750   Pediatrix Medical Group, Inc. +                                               17,748,281
       890,000   Phycor, Inc. +                                                                31,261,250
       304,850   Phymatrix, Inc. +                                                              4,839,493
                                                                                           --------------
                                                                                               80,217,587

Medical Supplies and Devices (2.2%)
---------------------------------------------------------------------------------------------------------
       559,000   Endosonics Corp. +                                                             7,197,125
       186,000   Henry Schein, Inc. +                                                           6,277,500
       450,000   IDEXX Laboratories, Inc. +                                                    14,625,000
       235,700   Minimed, Inc. +                                                                8,072,725
     1,036,000   Neuromedical Systems, Inc. +                                                  11,525,500
       620,400   Omnicare, Inc.                                                                17,138,550
       435,700   Trex Medical Corp. +                                                           6,589,963
                                                                                           --------------
                                                                                               71,426,363

Motion Picture Distribution (0.3%)
---------------------------------------------------------------------------------------------------------
       375,000   Regal Cinemas, Inc. +                                                         10,031,250

Networking Equipment (3.8%)
---------------------------------------------------------------------------------------------------------
       775,000   Ascend Communications, Inc. +                                                 53,959,375
       402,500   Black Box Corp. +                                                             15,093,750
     1,002,050   Cascade Communications Corp. +                                                39,831,487
        50,000   3Com Corp. +                                                                   3,356,250
       258,300   International Network Services +                                               8,201,025
                                                                                           --------------
                                                                                              120,441,887

Nursing Homes (0.3%)
---------------------------------------------------------------------------------------------------------
       330,000   Alternative Living Services, Inc. +                                            4,331,250
       306,000   Assisted Living Concepts Inc. +                                                4,896,000
                                                                                           --------------
                                                                                                9,227,250

Pharmaceuticals and Biotechnology (1.8%)
---------------------------------------------------------------------------------------------------------
       200,000   Applied Analytical Industries, Inc. +                                          5,175,000
       144,600   ClinTrials Research Inc. +                                                     4,338,000
        92,500   Gilead Sciences, Inc. +                                                        3,017,812
        52,000   Jones Medical Industries, Inc.                                                 1,976,000
       629,600   La Jolla Pharmaceutical Co. +                                                  3,384,100
       108,300   Martek Biosciences Corp. +                                                     2,653,350
       475,500   Parexel International Corp. +                                                 27,935,625
       120,000   Quintiles Transnational Corp. +                                                8,955,000
                                                                                           --------------
                                                                                               57,434,887

Recreation and Gaming (0.6%)
---------------------------------------------------------------------------------------------------------
       234,300   Acres Gaming, Inc. +                                                           2,840,887
       460,800   Family Golf Centers, Inc. (+)                                                 12,384,000
       220,000   Silicon Gaming, Inc. +                                                         4,455,000
                                                                                           --------------
                                                                                               19,679,887

Restaurants (0.5%)
---------------------------------------------------------------------------------------------------------
       250,000   Landry's Seafood Restaurants, Inc. +                                           5,093,750
       545,000   Rainforest Cafe, Inc. +                                                       11,751,563
                                                                                           --------------
                                                                                               16,845,313

Retail (3.7%)
---------------------------------------------------------------------------------------------------------
     1,542,200   Bed, Bath & Beyond, Inc. +                                                    42,410,500
       250,900   Coldwater Creek Inc. +                                                         4,547,562
     1,331,300   CompUSA, Inc. +                                                               27,291,650
       579,800   Gadzooks, Inc. +                                                              16,306,875
       314,600   North Face, Inc. (The) +                                                       6,213,350
       312,000   Petco Animal Supplies, Inc. +                                                  7,605,000
       360,200   Williams-Sonoma, Inc. +                                                       11,391,325
                                                                                           --------------
                                                                                              115,766,262

Semiconductors (3.6%)
---------------------------------------------------------------------------------------------------------
       420,000   Actel Corp. +                                                                  8,610,000
       125,000   Altera Corp. +                                                                 5,406,250
       200,000   Credence Systems Corp. +                                                       4,500,000
       130,000   Intel Corp.                                                                   21,092,500
       425,000   Maxim Integrated Products, Inc.                                               23,906,250
       350,000   Micrel, Inc. +                                                                13,343,750
       404,700   Microchip Technology, Inc. +                                                  15,429,188
       425,000   S3, Inc. +                                                                     7,118,750
       320,000   Xilinx, Inc.                                                                  14,560,000
                                                                                           --------------
                                                                                              113,966,688

Specialty Consumer Products (3.2%)
---------------------------------------------------------------------------------------------------------
       595,000   Blyth Industries, Inc. +                                                      22,089,375
       584,500   Central Garden & Pet Co. +                                                    15,781,500
       564,000   Gucci Group N.V. (Italy) +                                                    39,339,000
       510,000   St. John Knits, Inc.                                                          23,205,000
                                                                                           --------------
                                                                                              100,414,875

Telecommunication Equipment (5.1%)
---------------------------------------------------------------------------------------------------------
       345,000   Advanced Fibre Communications +                                               16,473,750
       292,400   Aspect Telecommunications Corp. +                                              9,064,400
       520,000   Natural Microsystems Corp. +                                                  17,940,000
     1,214,600   Pairgain Technologies, Inc. +                                                 49,722,688
       550,000   Picturetel Corp. +                                                            10,175,000
     1,360,200   Tellabs, Inc. +                                                               56,023,238
                                                                                           --------------
                                                                                              159,399,076

Telephone Services (2.5%)
---------------------------------------------------------------------------------------------------------
       538,400   Brooks Fiber Properties, Inc. +                                               13,796,500
       310,300   Intermedia Communications, Inc. +                                              7,369,625
       444,000   IXC Communications, Inc. +                                                    14,874,000
       389,800   McLeod, Inc. Class A +                                                         8,965,400
     1,227,350   MIDCOM Communications, Inc. +                                                 12,580,338
       216,200   Teleport Communications Group Inc. Class A +                                   6,729,225
       407,400   Tel-Save Holdings, Inc. +                                                     10,414,163
       240,030   WorldCom, Inc. +                                                               6,030,753
                                                                                           --------------
                                                                                               80,760,004

Tobacco (0.1%)
---------------------------------------------------------------------------------------------------------
       148,700   Consolidated Cigar Holdings Inc. +                                             3,605,975

Transportation (0.1%)
---------------------------------------------------------------------------------------------------------
       165,400   Team Rental Group, Inc. +                                                      4,465,800
                                                                                           --------------
                 Total Common Stocks (cost $2,630,953,720)                                 $3,024,055,230

SHORT-TERM INVESTMENTS (6.0%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
   $25,000,000   Asset Securitization Coop. Corp. for an effective
                   yield of 5.33%, March 24, 1997                                            $ 24,811,229
    30,000,000   Falcon Asset Securitization Corp. for an effective
                   yield of 5.35%, February 28, 1997                                           29,879,625
    25,000,000   Federal National Mortgage Association for an effective
                   yield of 5.26%, March 4, 1997                                               24,886,764
    25,000,000   General Electric Capital Corp. for an effective yield
                   of 5.33%, February 5, 1997                                                  24,985,194
    25,000,000   Preferred Receivable Funding Corp. for an effective
                   yield of 5.62%, February 20, 1997                                           24,925,847
    62,000,000   Interest in $500,000,000 joint repurchase agreement
                   dated January 31, 1997, with Lehman Brothers Inc.,
                   due February 3, 1997, with respect to various
                   U.S. Treasury obligations -- maturing value of
                   $62,028,830 for an effective yield of 5.58%                                 62,009,610
                                                                                           --------------
                 Total Short-Term Investments (cost $191,498,269)                             191,498,269
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,822,451,989) ***                               $3,215,553,499
---------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,182,758,762.

*** The aggregate identified cost on a tax basis is $2,829,854,534, resulting in gross unrealized appreciation and depreciation of $554,803,307 and $169,104,342, respectively, or net unrealized appreciation of $385,698,965.

  + Non-income-producing security.

    ADR after the name of a foreign holding stands for American Depository
    Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,822,451,989) (Note 1)                                            $3,215,553,499
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,692,922
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                            39,308
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   24,538,900
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           44,485,088
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,286,309,717

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         87,209,433
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               12,341,568
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,458,428
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  667,446
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                27,677
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 12,903
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,278,236
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      555,264
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       103,550,955
---------------------------------------------------------------------------------------------------
Net Assets                                                                           $3,182,758,762

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,888,433,526
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (13,083,306)
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments
(Note 1)                                                                                (85,692,968)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              393,101,510
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,182,758,762

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,015,128,755 divided by 133,964,945 shares)                                               $15.04
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.04)*                                      $15.96
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($954,619,838 divided by 65,583,389 shares)**                                                $14.56
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($118,836,336 divided by 8,001,891 shares)                                                   $14.85
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.85)*                                      $15.39
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($94,173,833 divided by 6,243,748 shares)                                                    $15.08
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                $4,367,110
--------------------------------------------------------------------------------------------------
Dividends                                                                                  503,810
--------------------------------------------------------------------------------------------------
Total investment income                                                                  4,870,920

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         7,879,565
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,740,937
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           57,869
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            20,349
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,267,871
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    4,250,874
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      357,673
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     52,759
--------------------------------------------------------------------------------------------------
Registration fees                                                                          349,043
--------------------------------------------------------------------------------------------------
Auditing                                                                                    47,004
--------------------------------------------------------------------------------------------------
Legal                                                                                       21,369
--------------------------------------------------------------------------------------------------
Postage                                                                                    323,918
--------------------------------------------------------------------------------------------------
Other                                                                                      196,525
--------------------------------------------------------------------------------------------------
Total expenses                                                                          18,565,756
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (611,530)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            17,954,226
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (13,083,306)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (71,623,029)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           290,845,478
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                219,222,449
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $206,139,143
--------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                  Six months ended         Year ended
                                                                                        January 31            July 31
                                                                                              1997*              1996
---------------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $  (13,083,306)    $  (11,052,161)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (71,623,029)       256,975,799
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                         290,845,478       (179,931,053)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                                        206,139,143         65,992,585
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                             (126,239,569)      (100,559,484)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                              (62,417,180)       (28,189,713)
---------------------------------------------------------------------------------------------------------------------
  Class M                                                                               (7,456,804)        (1,163,623)
---------------------------------------------------------------------------------------------------------------------
  Class Y                                                                               (5,475,224)                --
---------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                      996,280,694      1,352,351,653
---------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         1,000,831,060      1,288,431,418
---------------------------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  2,181,927,702        893,496,284
---------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $ 13,083,306 and $ 0, respectively.)                             $3,182,758,762     $2,181,927,702
---------------------------------------------------------------------------------------------------------------------

* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                                  For the period
                                                                 Six months        July 12, 1996           Six months
                                                                      ended        (commencement                ended
                                                                 January 31    of operations) to           January 31
                                                                 (unaudited)             July 31           (unaudited)
                                                       --------------------------------------------------------------
                                                                       1997                 1996                 1997
---------------------------------------------------------------------------------------------------------------------
                                                                               Class Y                        Class M
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $14.81               $15.65               $14.66
---------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------
Net investment loss                                                    (.01)                  --(c)              (.06)
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 1.36                 (.84)                1.33
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.35                 (.84)                1.27
---------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                      (1.08)                  --                (1.08)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (1.08)                  --                (1.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $15.08               $14.81               $14.85
---------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                      9.41*               (5.37)*               8.96*
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                            $94,174                 $150             $118,836
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                         .42*                 .07*                 .80*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (.18)*               (.02)*               (.60)*
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                60.46*              199.52                60.46*
---------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                     $.0481                                    $.0481
---------------------------------------------------------------------------------------------------------------------




Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                        For the period
                                                                                      December 2, 1994           Six months
                                                                             Year        (commencement                ended
                                                                            ended    of operations) to           January 31
                                                                          July 31              July 31           (unaudited)
                                                       --------------------------------------------------------------------
                                                                             1996                 1995                 1997
                                                       --------------------------------------------------------------------
                                                                                  Class M                           Class B
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                       $14.11               $11.10               $14.41
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.16)(c)             (.05)                (.08)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       2.42                 3.92                 1.31
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.26                 3.87                 1.23
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                            (1.71)                (.86)               (1.08)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.71)                (.86)               (1.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.66               $14.11               $14.56
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           16.58                37.79                 8.84*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $60,432               $3,111             $954,619
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.68                 1.10*                 .92*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                      (1.06)                (.66)*               (.72)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     199.52               116.10                60.46*
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                                                                     $.0481
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                         Year ended July 31
                                                       --------------------------------------------------------------------
                                                                             1996                 1995                 1994
                                                       --------------------------------------------------------------------
                                                                                               Class B
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                       $13.92               $10.06               $10.70
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.20)(c)             (.10)                (.07)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       2.40                 4.82                  .63
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.20                 4.72                  .56
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                            (1.71)                (.86)               (1.20)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.71)                (.86)               (1.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.41               $13.92               $10.06
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           16.37                50.13                 4.15
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $641,576             $160,197              $42,115
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.89                 1.90                 1.94
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                      (1.29)               (1.37)               (1.71)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     199.52               116.10                76.66
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                   For the period
                                                                    July 15, 1993           Six months
                                                                    (commencement                ended
                                                                of operations) to           January 31
                                                                          July 31           (unaudited)  Year ended July 31
                                                       --------------------------------------------------------------------
                                                                             1993                 1997                 1996
                                                       --------------------------------------------------------------------
                                                                          Class B                        Class A
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.80               $14.80               $14.17
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.01)(c)             (.05)                (.08)(c)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       (.09)                1.37                 2.42
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             (.10)                1.32                 2.34
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                              --                 (1.08)               (1.71)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            --                (1.08)               (1.71)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.70               $15.04               $14.80
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            (.92)*               9.21*               17.12
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $455           $2,015,129           $1,479,770
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .09*                 .55*                1.11
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.09)*               (.35)*               (.53)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     108.20                60.46*              199.52
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                                                $.0481
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                          Year ended July 31
                                                       --------------------------------------------------------------------
                                                                             1995                 1994                 1993
                                                       --------------------------------------------------------------------
                                                                                                Class A
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                       $10.15               $10.72                $9.05
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.07)                (.06)                (.06)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       4.95                  .69                 2.87
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             4.88                  .63                 2.81
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                             (.86)               (1.20)               (1.14)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.86)               (1.20)               (1.14)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.17               $10.15               $10.72
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           51.32                 4.83                32.93
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $730,188             $412,706             $364,400
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                              1.14                 1.16                 1.26
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.62)                (.97)                (.90)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     116.10                76.66               108.20
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                       Year ended
                                                                          July 31
                                                   ------------------------------
                                                                             1992
                                                   ------------------------------
                                                                          Class A
---------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.35
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment loss                                                          (.04)
---------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .83
---------------------------------------------------------------------------------
Total from investment operations                                              .79
---------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------
Net realized gain on investments                                             (.09)
---------------------------------------------------------------------------------
Total distributions                                                          (.09)
---------------------------------------------------------------------------------
Net asset value, end of period                                              $9.05
---------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            9.53
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $267,338
---------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.39
---------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.59)
---------------------------------------------------------------------------------
Portfolio turnover (%)                                                      66.75
---------------------------------------------------------------------------------
Average commission rate paid (d)
---------------------------------------------------------------------------------

See page 25 for notes to Financial Highlights

 *  Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through common stocks traded in the over-the-counter (OTC) market and common stocks of emerging growth companies listed on securities exchanges. Prior to December 16, 1996, the fund's objective was to invest in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter
(OTC) market.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% of any amount over $21.5 billion. Prior to November 20, 1996, any amount over $1.5 billion was based on 0.50%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $611,530 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $3,580 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,540,349 and $63,870 from the sale of class A and class M shares, respectively and $683,535 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $58,811 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $2,334,518,321 and $1,569,782,077 respectively. There were no purchases or sales of U.S. government obligations during the year. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      54,695,577     $905,254,392
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,111,573      117,049,286
------------------------------------------------------------
                                 62,807,150    1,022,303,678

Shares
repurchased                     (96,803,871)  (1,541,866,676)
------------------------------------------------------------
Net increase                     33,996,721     $519,562,998
------------------------------------------------------------

                                    Year ended July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     152,200,446   $2,417,089,147
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     6,674,236       94,039,901
------------------------------------------------------------
                                158,874,682    2,511,129,048

Shares
repurchased                    (110,433,769)  (1,747,181,385)
------------------------------------------------------------
Net increase                     48,440,913     $763,947,663
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      31,600,834     $487,370,993
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,972,163       55,491,116
------------------------------------------------------------
                                 35,572,997      542,862,109

Shares
repurchased                     (14,519,602)    (223,649,219)
------------------------------------------------------------
Net increase                     21,053,395     $319,212,890
------------------------------------------------------------

                                    Year ended July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      47,342,283     $751,027,251
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,860,338       25,616,447
------------------------------------------------------------
                                 49,202,621      776,643,698

Shares
repurchased                     (16,184,011)    (251,940,378)
------------------------------------------------------------
Net increase                     33,018,610     $524,703,320
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,360,481     $100,166,123
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       502,949        7,167,025
------------------------------------------------------------
                                  6,863,430      107,333,148

Shares
repurchased                      (2,983,454)     (47,058,892)
------------------------------------------------------------
Net increase                      3,879,976      $60,274,256
------------------------------------------------------------

                                    Year ended July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,762,407      $93,574,709
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        80,826        1,155,720
------------------------------------------------------------
                                  5,843,233       94,730,429

Shares
repurchased                      (1,941,763)     (31,178,096)
------------------------------------------------------------
Net increase                      3,901,470      $63,552,333
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,997,034      $93,929,439
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       378,646        5,475,225
------------------------------------------------------------
                                  6,375,680       99,404,664

Shares
repurchased                        (142,027)      (2,174,114)
------------------------------------------------------------
Net increase                      6,233,653      $97,230,550
------------------------------------------------------------

                                         For the period
                                          July 12, 1996
                                         (commencement
                                       of operations) to
                                         July 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                          10,100         $148,418
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                     10,100          148,418

Shares
repurchased                              (5)             (81)
------------------------------------------------------------
Net increase                         10,095         $148,337
------------------------------------------------------------

Note 5
Transactions with Affiliated Companies


Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                  Purchase           Sales         Dividend           Market
Name of Affiliates                                    cost            cost           Income            Value
------------------------------------------------------------------------------------------------------------
American Disposal Services                   $   3,140,076    $  2,260,376     $              $    7,331,250
Aspect Development                              15,347,680       6,363,469                        17,056,900
Assisted Living Concepts, Inc.                   4,931,937                                         4,896,000
Benchmarq MicroElectronics                      15,028,296                                        11,041,800
Bio-Vascular, Inc.                                               7,678,714
Carriage Services                               10,751,711       5,900,893                         6,861,375
Claremont Technology Group                      15,917,972         578,963                        18,184,050
Clarify, Inc.                                   26,421,298       8,765,820                        33,382,872
Computer Learning Center                         8,230,806                                         8,990,000
Computer Management Sciences                     7,788,479       4,563,085                        18,611,012
Consolidated Cigar Holdings, Inc.               15,487,906      11,466,047                         3,605,975
Cotelligent Group, Inc.                         14,836,037                                        13,693,750
Gadzooks, Inc.                                  22,739,482       6,946,744                        16,306,875
Mego Mortgage Corp.                              8,505,968                                        10,766,250
Metzler Group, Inc.                             13,919,067         557,225                        17,712,000
Midcom Communications, Inc.                      6,656,873         493,521                        12,580,338
National Surgery Centers, Inc.                   5,532,004         272,292                        20,468,175
Natural Microsystems Corp.                       5,909,177       1,160,160                        17,940,000
NCS Healthcare, Inc. Class A                    10,209,301                                        19,512,000
OneWave, Inc.                                    2,489,850      12,545,586                           749,437
Parexel International Corp.                     19,370,152                                        27,935,625
Party City Corp.                                 3,311,675       6,845,879
Projects Software                               16,542,820       2,935,604                        25,673,075
RAC Financial Group, Inc.                       37,413,671                                        60,581,400
Renaissance Solutions, Inc.                      3,001,300       1,367,598                        16,063,775
Sabratek Corp.                                   2,200,310       7,480,289
Southern Paciffic Funding Corp.                 21,583,437                                        25,093,650
Strayer Education, Inc.                         13,241,968                                        21,451,500
Superior Consultant Holdings                    12,786,929       2,964,419                        11,233,250
Technology Solutions                            39,284,260                                        38,087,188
Veeco Instruments, Inc.                         12,260,722                                        11,993,750
Workgroup Technology Corp.                                      15,348,959
------------------------------------------------------------------------------------------------------------
Totals                                        $394,841,164    $106,495,643     $      --        $497,803,272
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------




Results of Febuary 6, 1997 shareholder meeting

A meeting of shareholders of the fund was held on February 6, 1997.
At the meeting, each of the nominees for Trustees was elected, as follows:

                                                       Votes
                                  Votes for         withheld
Jameson Adkins Baxter            91,719,090        1,842,745
Hans H. Estin                    91,682,060        1,879,775
John A. Hill                     91,746,555        1,815,280
Ronald J. Jackson                91,741,196        1,820,639
Elizabeth T. Kennan              91,658,182        1,903,653
Lawrence J. Lasser               91,773,358        1,788,477
Robert E. Patterson              91,730,763        1,831,072
Donald S. Perkins                91,676,642        1,885,193
William F. Pounds                91,720,638        1,841,197
George Putnam                    91,642,007        1,919,829
George Putnam, III               91,672,995        1,888,840
Eli Shapiro                      91,279,419        2,282,416
A.J.C. Smith                     91,769,635        1,792,200
W. Nicholas Thorndike            91,628,800        1,933,035

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 88,949,978 votes for, and 1,286,265 votes against, with 3,325,592 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification was approved as follows: 78,738,221 votes for, and 6,371,507 votes against, with 8,452,107 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 75,668,551 votes for, and 8,306,888 votes against, with 9,586,396 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans was approved as follows: 73,005,659 votes for, and 11,602,895 votes against, with 8,953,281 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in real estate was approved as follows:
75,794,752 votes for, and 9,103,493 votes against, with 8,663,590 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows:
77,748,919 votes for, and 6,552,667 votes against, with 9,260,249 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities was approved as follows:
74,242,945 votes for, and 10,338,937 votes against, with 8,979,953 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 75,634,083 votes for, and 9,004,776 votes against, with 8,922,972 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows:
71,350,149 votes for, and 12,664,886 votes against, with 9,546,800 abstentions and broker non-votes.

 A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 71,846,663 votes for, and 12,233,949 votes against, with 9,481,223 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to pledging assets was approved as follows: 71,657,763 votes for, and 12,246,104 votes against, with 9,657,968 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows: 73,107,635 votes for, and 10,870,708 votes against, with 9,583,492 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas an mineral interests was approved as follows: 75,678,779 votes for, and 9,058,065 votes against, with 8,824,991 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 74,331,589 votes for, and 10,254,785 votes against, with 8,975,461 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in other investment companies was approved as follows: 75,994,644 votes for, and 8,621,332 votes against, with 8,945,859 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to option transactions was approved as follows:
74,016,222 votes for, and 10,156,418 votes against, with 9,389,195 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in real estate as prohibited by German law was approved as follows: 74,126,009 votes for, and 9,161,630 votes against, with 10,274,196 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Diversified Equity Trust
Europe Growth Fund
Global Growth Fund
Global Natural Resources Fund *
Health Sciences Trust
International Growth Fund +
International New Opportunities Fund
Investors Fund
New Opportunities Fund
OTC & Emerging Growth Fund [DBL. DAGGER]
Vista Fund
Voyager Fund
Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Growth and Income Fund II
International Growth and Income Fund
New Value Fund
Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Diversified Income Trust II
Federal Income Trust
Global Governmental Income Trust
High Yield Advantage Fund
High Yield Trust
Income Fund
Intermediate U.S. Government
Income Fund
Preferred Income Fund
U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund
Money Market Fund
New York Tax Exempt Money Market Fund
Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

               * Formerly Natural Resources Fund

               + Formerly Overseas Growth Fund

   [DBL. DAGGER] Formerly OTC Emerging Growth Fund

  [SECTION MARK] Not available in all states.

              ** Relative to above.

              ++ An investment in a money market fund is neither
                 insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund.
                 It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

31259-024/277/673   3/97



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
Supplement to Semiannual Report dated 1/31/97

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                                NAV

Six months ended 1/31/97                    9.41%
One year ended 1/31/97                       N/A
Life of class (since  7/12/96)              3.54
Annual average                               N/A
------------------------------------------------------------------------
Share value:                                 NAV

7/31/96                                   $14.81
1/31/97                                    15.08
------------------------------------------------------------------------

Distributions:    No.     Income       Capital gains       Total
                  1      $0.0000         $1.0780         $1.0780
------------------------------------------------------------------------

Current return (end of period)             Total
life of class as of 12/31/96                0.66%
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.